Business Combination (Purchase Price Allocation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) ships	Dec. 31, 2017 USD ($)
Assets
Goodwill	$ 1,385,644	$ 1,378,353		$ 288,512
Goodwill, measurement period adjustments	(5,224)
Liabilities
Cash held as collateral			$ 32,000
Silversea Cruises
Assets
Cash and cash equivalents	103,865		103,865
Cash and cash equivalents, measurement period adjustments	0
Trade and other receivables, net	7,163		7,163
Trade and other receivables, net, measurement period adjustments	0
Inventories	18,331		18,331
Inventories, measurement period adjustments	0
Prepaid expenses and other assets	120,496		120,496
Prepaid expenses and other assets, measurement period adjustments	0
Derivative financial instruments	2,886		2,886
Derivative financial instruments, measurement period adjustments	0
Property and equipment, net	1,114,270		1,114,270
Property and equipment, net, measurement period adjustments	0
Goodwill	1,084,786		1,090,010
Goodwill, measurement period adjustments	(5,224)
Other assets	498,457		498,457
Other assets, measurement period adjustments	0
Total assets acquired	2,950,254		2,955,478
Total assets acquired, measurement period adjustments	(5,224)
Liabilities
Current portion of long-term debt	26,851		26,851
Current portion of long-term debt, measurement period adjustments	0
Accounts payable	36,960		36,960
Accounts payable, measurement period adjustments	0
Customer deposits	453,798		453,798
Customer deposits, measurement period adjustments	0
Long-term debt	727,935		727,935
Long-term debt, measurement period adjustments	0
Other long-term liabilities	23,860		23,860
Other long-term liabilities, measurement period adjustments	0
Total liabilities assumed	1,348,484		1,353,708
Total liabilities assumed, measurement period adjustments	(5,224)
Redeemable noncontrolling interest	537,770		537,770
Redeemable noncontrolling interest, measurement period adjustments	0
Total purchase price	1,064,000		$ 1,064,000
Total purchase price, measurement period adjustments	0
Number of ships under capital leases | ships			2
Capital leases assets			$ 156,000
Intangible assets			494,600
Silversea Cruises | Accrued interest
Liabilities
Current liabilities, other	1,773		1,773
Current liabilities, other, measurement period adjustments	0
Silversea Cruises | Accrued expenses and other liabilities
Liabilities
Current liabilities, other	77,307		$ 82,531
Current liabilities, other, measurement period adjustments	$ (5,224)